Document and Entity Information Document	Aug. 18, 2021	Feb. 18, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 18, 2021
Entity Incorporation, State or Country Code	MA
Entity File Number	1-7819
Entity Tax Identification Number	04-2348234
Entity Address, Address Line One	One Analog Way
Entity Address, City or Town	Wilmington,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	781
Local Phone Number	329-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.16 2/3 par value per share
Trading Symbol	ADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0000006281
Amendment Flag		false
Entity Registrant Name	Analog Devices, Inc.